Investee Companies and other investments (Details) - Schedule of Composition of Advances on Account of Investments - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Development of PV Projects in Italy [Member]
Investee Companies and other investments (Details) - Schedule of Composition of Advances on Account of Investments [Line Items]
On account of development of PV projects in Italy	€ 898	€ 2,328